Staff costs (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Staff Costs

	2019	2018	2017
	RMB million	RMB million	RMB million
Salaries, wages and welfare	24,647	22,445	21,400
Defined contribution retirement scheme	2,794	2,387	2,114
Other retirement welfare subsidy	206	197	194
Early retirement benefits (Note 47)	—	1	1

	27,647	25,030	23,709